Subsequent Events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On August 17, 2020, Beijing Shuhai formed a new wholly-owned subsidiary Shuhai Jingwei (Shenzhen) Information Technology Co., Ltd (“Jingwei”), for expanding the security oriented systems developing, consulting and marketing business overseas.

In August 2020, the Company entered into a lease agreement for an office unit in Shenzhen City, China for a term of three years from August 8, 2020 through August 7, 2023, with a monthly rent of RMB 209,911 ($29,651) for the first year. The rent will increase by 3% each year starting from the second year.

On August 26, 2020, Tianjin Information entered into a lease agreement for the office in Hangzhou City, China for a lease term from September 11, 2020 to October 5, 2022. The first year rent is RMB 1,383,970 ($19,813). The second year rent is RMB 1,425,909 ($202,777). The security deposit is RMB 115,311. The total rent for the lease period is to be paid in four installments.

On July 2, 2020, the Company received a notification from the Nasdaq Listing Qualifications staff (the “Staff’) stating that since the Company has not held an annual meeting of shareholders within 12 months of the end of its fiscal year end, it no longer complied with Nasdaq continued listing rules 5620(a) and 5810(c)(2)(G). As such, the Company is afforded 45 calendar days to submit a plan to regain compliance with the foregoing requirement and, if the Staff accepts the plan, the Company will be granted an exception of up to 180 calendar days from the fiscal year end, or until December 28, 2020, to regain compliance. The Company was added to a list of all non-compliant companies, which is posted on our websit at listingcenter.nasdaq.com. Subsequently, the Company submitted a plan of compliance which was approved by the Staff. The Company is in the process of preparing for its Annual Meeting of Shareholders in 2020.